Condensed Consolidated Statements of Income - SEK (kr) kr in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Consolidated Statements of Income
Net sales			kr 474	kr 874
Research and development expenses	kr (75,020)	kr (165,097)	(102,492)	(241,371)
Administrative and selling expenses	(84,372)	(143,151)	(36,806)	(141,724)
Other operating income	383	383	782	2,501
Other operating income/expenses	(390)	(2,315)	(846)
Operating loss	(159,398)	(310,179)	(138,888)	(379,720)
Net financial income/(expenses)	(5,814)	8,793	13,952	(56,431)
Loss before income tax	(165,212)	(301,386)	(124,936)	(436,151)
Income tax expense	2,140	11,445	(105)	(360)
Loss for the period	(163,071)	(289,940)	(125,041)	(436,511)
Attributable to:
Equity holders of the Parent Company	(159,840)	(285,295)	kr (125,041)	(433,494)
Non-controlling interests	kr (3,232)	kr (4,646)		kr (3,017)
Loss per share
Loss per share before and after dilution	kr (3.20)	kr (5.71)	kr (3.14)	kr (9.66)